Stock-Based Compensation (Summary of Activity Related to Employee Performance Share Units) (Details) - Performance Share Unit Plan - Employee - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share Unit Plans: Units
Share Unit Plans: Outstanding, Beginning Balance	743,365
Share Unit Plans: Granted including DRIP	354,793
Share Unit Plans: Exercised	(253,136)
Share Unit Plans: Forfeited	(12,929)
Share Unit Plans: Outstanding and exercisable, Ending Balance	832,093
Share Unit Plans: Weighted Average Grant Date Fair Value
Share Unit Plans: Weighted Average Grant Date Fair Value: Outstanding, Beginning Balance	$ 55.13
Share Unit Plans: Weighted Average Grant Date Fair Value: Granted including DRIP	48.69
Share Unit Plans: Weighted Average Grant Date Fair Value: Exercised	54.66
Share Unit Plans: Weighted Average Grant Date Fair Value: Forfeited	52.53
Share Unit Plans: Weighted Average Grant Date Fair Value: Outstanding and exercisable, Ending Balance	$ 52.57
Share Unit Plans: Aggregate intrinsic value
Share Unit Plans: Aggregate intrinsic value	$ 50.0	$ 41.0